Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 30, 2022	Dec. 24, 2021	Dec. 25, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

Year (1)	Summary Compensation Table Total for PEO ($)	Compensation Actually Paid to PEO(2)(3) ($)	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs(2)(3) ($)	Value of Initial Fixed $100 Investment Based on:		Net Income (GAAP)(5) ($)	Company Selected Metric: Adj. EBITDA(5)(6) ($)
					Total Shareholder Return ($)	Peer Group TSR(4) ($)
2022	5,090,386	6,108,675	1,646,438	1,897,137	88	190	27,750	157,868
2021	6,437,105	8,396,761	2,122,341	2,484,175	86	207	(4,923)	61,297
2020	3,804,992	3,205,383	1,456,213	1,337,608	63	107	(82,903)	(42,880)

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote [Text Block]	(1) The Principal Executive Officer ("PEO") in all three reporting years is Christopher Pappas. The named executive officers in the 2022 reporting year are John Pappas, James Leddy, Alexandros Aldous and Timothy McCauley. The named executive officers in the 2021 reporting year are John Pappas, James Leddy, Alexandros Aldous, Timothy McCauley and Patricia Lecouras. The named executive officers in the 2020 reporting year are John Pappas, James Leddy, Alexandros Aldous and Patricia Lecouras.
Peer Group Issuers, Footnote [Text Block]	(4) Reflects the total shareholder return indexed to $100 per share for the S&P Smallcap Food Distributor Index, which is the industry line peer group reported in our Annual Report on Form 10-K for fiscal 2022.
PEO Total Compensation Amount	$ 5,090,386	$ 6,437,105	$ 3,804,992
PEO Actually Paid Compensation Amount	$ 6,108,675	8,396,761	3,205,383
Adjustment To PEO Compensation, Footnote [Text Block]
(2)     The following table details the applicable adjustments that were made to determine CAP, including the adjustment to account for equity awarded in 2020 in lieu of the 2019 non-equity incentive plan compensation and 50% of 2020 salary that are not reflected in the Summary Compensation Table ("SCT") "Stock Awards" column. CAP adjustment categories with no values are excluded from the table.

	2022		2021		2020
		Average		Average		Average
		Non-PEO		Non-PEO		Non-PEO
	PEO ($)	NEOs ($)	PEO ($)	NEOs ($)	PEO ($)	NEOs ($)
Summary Compensation Table Total	5,090,386	1,646,438	6,437,105	2,122,341	3,804,992	1,456,213
Less Stock Award Value Reported in SCT for the Covered Year(7)	2,951,924	816,179	4,526,343	1,470,811	3,087,498	1,156,726
Plus Year End Fair Value of Equity Awards Granted During the Covered Year that Remain Outstanding and Unvested as of Last Day of the Covered Year	3,900,272	1,042,827	5,095,110	1,401,605	3,876,750	1,597,638
Plus Year over Year Change in Fair Value as of the Last Day of the Covered Year of Outstanding and Unvested Equity Awards Granted in Prior Years	107,468	36,955	393,872	108,358	(357,618)	(133,507)
Plus Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Covered Year	—	—	—	—	499,093	182,614
Plus Year over Year Change in Fair Value as of the Vesting Date of Equity Awards Granted in Prior Years that Vested During the Covered Year	(37,527)	(12,904)	997,017	386,323	(129,903)	(96,194)
Less Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Covered Year	—	—	—	63,641	1,400,433	512,430
Compensation Actually Paid	6,108,675	1,897,137	8,396,761	2,484,175	3,205,383	1,337,608

(3)     The fair value of performance shares reported for CAP purposes reflects calculated performance at the end of the performance year for internal metrics (i.e., Adjusted EBITDA and ROIC) and Monte Carlo simulation valuation model for the market metric (i.e., share price), in accordance with ASC Topic 718. Performance shares subject to the market metric will ultimately vest, if at all, based on measured performance through the end of the three-year performance period.

Non-PEO NEO Average Total Compensation Amount	$ 1,646,438	2,122,341	1,456,213
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,897,137	2,484,175	1,337,608
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
(2)     The following table details the applicable adjustments that were made to determine CAP, including the adjustment to account for equity awarded in 2020 in lieu of the 2019 non-equity incentive plan compensation and 50% of 2020 salary that are not reflected in the Summary Compensation Table ("SCT") "Stock Awards" column. CAP adjustment categories with no values are excluded from the table.

	2022		2021		2020
		Average		Average		Average
		Non-PEO		Non-PEO		Non-PEO
	PEO ($)	NEOs ($)	PEO ($)	NEOs ($)	PEO ($)	NEOs ($)
Summary Compensation Table Total	5,090,386	1,646,438	6,437,105	2,122,341	3,804,992	1,456,213
Less Stock Award Value Reported in SCT for the Covered Year(7)	2,951,924	816,179	4,526,343	1,470,811	3,087,498	1,156,726
Plus Year End Fair Value of Equity Awards Granted During the Covered Year that Remain Outstanding and Unvested as of Last Day of the Covered Year	3,900,272	1,042,827	5,095,110	1,401,605	3,876,750	1,597,638
Plus Year over Year Change in Fair Value as of the Last Day of the Covered Year of Outstanding and Unvested Equity Awards Granted in Prior Years	107,468	36,955	393,872	108,358	(357,618)	(133,507)
Plus Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Covered Year	—	—	—	—	499,093	182,614
Plus Year over Year Change in Fair Value as of the Vesting Date of Equity Awards Granted in Prior Years that Vested During the Covered Year	(37,527)	(12,904)	997,017	386,323	(129,903)	(96,194)
Less Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Covered Year	—	—	—	63,641	1,400,433	512,430
Compensation Actually Paid	6,108,675	1,897,137	8,396,761	2,484,175	3,205,383	1,337,608

(3)     The fair value of performance shares reported for CAP purposes reflects calculated performance at the end of the performance year for internal metrics (i.e., Adjusted EBITDA and ROIC) and Monte Carlo simulation valuation model for the market metric (i.e., share price), in accordance with ASC Topic 718. Performance shares subject to the market metric will ultimately vest, if at all, based on measured performance through the end of the three-year performance period.

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
The graph below reflects the relationship between the PEO and average non-PEO named executive officers' CAP, the Company’s cumulative indexed total shareholder return and total shareholder return comparator peer group:

Compensation Actually Paid vs. Net Income [Text Block]	The graph below reflects the relationship between the PEO and average non-PEO named executive officers' CAP and the Company’s GAAP net income for the applicable reporting year.
Compensation Actually Paid vs. Company Selected Measure [Text Block]	The graph below reflects the relationship between the PEO and average non-PEO named executive officers' CAP and the Company’s company selected measure, Adjusted EBITDA, for the applicable reporting year.
Total Shareholder Return Vs Peer Group [Text Block]
The graph below reflects the relationship between the PEO and average non-PEO named executive officers' CAP, the Company’s cumulative indexed total shareholder return and total shareholder return comparator peer group:

Tabular List [Table Text Block]	Adjusted EBITDA•Share Price
Total Shareholder Return Amount	$ 88	86	63
Peer Group Total Shareholder Return Amount	190	207	107
Net Income (Loss)	$ 27,750,000	$ (4,923,000)	$ (82,903,000)
Company Selected Measure Amount	157,868,000	61,297,000	(42,880,000)
PEO Name	Christopher Pappas
Additional 402(v) Disclosure [Text Block]	(5) Values shown are in thousands.Both adjusted EBITDA and share price are used for purposes of determining payouts for the 2022 PRSA Grants under our 2022 LTI. Our Company Selected Measure, Adjusted EBITDA, is also used as the sole metric in the 2022 Plan. Please refer to the Compensation Discussion and Analysis for a further description of these metrics and how they are used in the Company’s executive compensation programs.
Adjustment To Compensation Amount, Percentage Of Salary Not Reflected In Summary Compensation Calculation			50.00%
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted EBITDA
Non-GAAP Measure Description [Text Block]	(6) We present Adjusted EBITDA in our quarterly earnings releases, which is a non-GAAP financial measurement. We use Adjusted EBITDA as a performance measure, which permits a comparative assessment of our operating performance relative to our performance based upon GAAP results while isolating the effects of some items that vary from period to period without any correlation to core operating performance or that vary widely among similar companies. For further information regarding the calculation of adjusted EBITDA for fiscal 2022, 2021 and 2020, refer to our Annual Report on Form 10-K and the Compensation Discussion and Analysis in the Definitive Proxy Statement for each fiscal year.
(7)    Includes the value of stock awards granted in lieu of salary in 2020. These awards were reflected in the "Salary" column of the SCT with respect to 2020 but included in the Grants of Plan-Based Awards Table for such year as equity awards and were considered to be outstanding equity awards until vesting in 2021.

Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Share Price
PEO [Member] | Stock Awards Adjustments, Reported In Summary Compensation Table [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (2,951,924)	$ (4,526,343)	$ (3,087,498)
PEO [Member] | Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	3,900,272	5,095,110	3,876,750
PEO [Member] | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	107,468	393,872	(357,618)
PEO [Member] | Equity Awards Granted During the Year, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	499,093
PEO [Member] | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(37,527)	997,017	(129,903)
PEO [Member] | Equity Awards that Failed to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	(1,400,433)
Non-PEO NEO [Member] | Stock Awards Adjustments, Reported In Summary Compensation Table [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(816,179)	(1,470,811)	(1,156,726)
Non-PEO NEO [Member] | Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,042,827	1,401,605	1,597,638
Non-PEO NEO [Member] | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	36,955	108,358	(133,507)
Non-PEO NEO [Member] | Equity Awards Granted During the Year, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	182,614
Non-PEO NEO [Member] | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(12,904)	386,323	(96,194)
Non-PEO NEO [Member] | Equity Awards that Failed to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 0	$ (63,641)	$ (512,430)